Loan #1	Loan #2	SciennaID	Project Name	Pool	Guideline Grade (Non-ComplianceEase)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Bankruptcy Chapter	Bankruptcy Discharge Date	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
			NRZ 36 - Servicing	NRZ 28.2 - Servicing	1: Acceptable						1/XX/2019	5/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	Yes	Forbearance	Performing	� Borrower Contact: 8/XX/17 - RFD - self employed, slow receivables. 9/XX/17 - borr states property not affected by recent Fed declared disaster area, 4/XX//18 - borrower makes promise to pay. Pmt rec 3 days later for $XX 11/XX/2018 - Borrower called to see total amount due. � Default: 10/XX/17- borr accepts 3 month forbearance 9 month total mod plan. 2/XX/18 - Pre FC escalation for HAMP escalated case. 4/XX/18 - 4th pmt of $XX made under mod plan. � Litigation: None found. � Title Issues: None found. � Property Condition: 4/XX/17 - property in fed declared disaster. 10/XX/17 - property inspection report - property occupied, good condition, no maintenance required. 10/XX/18 - property inspection report - property occupied, good condition, no maintenance required. � Other: None.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRMLT 2018-3 � Servicing	NRZ 27 - Servicing	1: Acceptable						4/XX/2018	9/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	�Borrower Contact: The last known contact with the borrower was on 3/XX/2018. �Default: Collections, <60 Days. �Litigation: None known. �Title Issues: None known. �Property Condition: Servicing comments do not reflect any notes on property conditions. �Other: As of 3/XX/2018 RFD Excessive Obligations- checking account messed up.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28.2 - Servicing	NRZ 27 - Servicing	1: Acceptable						4/XX/2018	4/XX/2016	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Deed-In-Lieu	Collections, >= 120 Days	� Borrower Contact: Last known contact 03/XX/2018. The 07/XX/2016 notes show that the customer sign a QCD and the person responsible for making the payments are not. The customer is requesting a DIL to move the property. The customer also noted that someone is using his identity and making changes to this account however we do not show any 3rd party authorizations on file. � Default: The loan is in default with an aging invoice from 11/XX/2017. The Delqstring showed the customer was previously in FC at one time. � Litigation: None Known � Title Issues: None Known � Property Condition: No known issues however the property is listed as vacant. M1 said is not sure if the property is vacant or occupy, M1 said he doesn't live there. � Other: RFD: Excessive obligation/home repairs.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 28.2 - Servicing	1: Acceptable						1/XX/2019	5/XX/2016	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Payment Plan	� Borrower Contact: The last known borrower contact was documented as 8/XX/2018, borrower was called to discuss the reapyment plan approval and terms. � Default: RFD documented 7/XX/2018 as loss of income unemployment. � Litigation: None known. � Title Issues: None known. � Property Condition: Exterior inspection on 8/XX/2018 reflected property in good condition, occupied, no maintenance recommended or violations noted. � Other: Comment dated 3/XX/2018 reflected FB plan approved, first payment of $XX due 5/XX/2018. 5/XX/2018 first repayment plan payment received.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 28.2 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2) "There has been no contact with the borrower per servicing comments."				1/XX/2019	5/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	�Borrower Contact: There has been no contact with the borrower per servicing comments. �Default: Bankruptcy closed on 9/XX/2018 �Litigation: None known. �Title Issues: None known. �Property Condition: Servicing comments do not reflect any notes on property conditions. �Other: As of 4/XX/2018 Statement Generated As of 04/XX/2018 Past Due .00 Curr Due XX Total Due XX. 4/XX/2018 payment was received for $XX. As of 2/XX/2018 BANKRUPTCY STATUS COMMENTS Eff Date Amount Type Time Explanation -------------------------------------------------------------------------------- 09/XX/2014 XX$ APR 00:00:19 Apply to APO 05/XX/2015 XX$ APR 23:59:07 Apply to APO 08/XX/2015 XX$ APR 23:59:25 (Out of $XX, $XX need to be applied to APO, Remaining leave it in the same transaction) 12/XX/2015 XX$ APR 23:59:37 (Out of $XX, $XX need to be applied to APO, Remaining leave it in the same transaction) -------------------------------------------------------------------------------- Total 4 XX$ -------------------------------------------------------------------------------- Reversal: Please Rev the above transactions iao $XX Note: Please apply the funds as per the above explanation. No further current notes on BK status in servicing comments. Tape provides dates for the following: BK Filed 8/XX/2013, BKPP Due 5/XX/2018. Loan was modified 1/XX/2015. Borrower name: XX Borrower property address: XX XX XX loan number: XX BK filed date: 08/XX/2013 BK case number: XX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28.2 - Servicing	NRZ 27 - Servicing	1: Acceptable						4/XX/2018	4/XX/2016	Unavailable	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections, 60-119 Days	�Borrower Contact: The last know contact was on 8/XX/2017 with XX. �Default: Collections, 60-119 Days. �Litigation: None known. �Title Issues: None known. �Property Condition: Servicing comments do not reflect any notes on property conditions. �Other: Servicing comments do not reflect an RFD.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 35 - Servicing	NRZ 35 - Servicing	1: Acceptable						12/XX/2018	12/XX/2016	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Payment Plan	� Borrower Contact: The last noted customer contact with on 12/XX/2018 with the XX, an authorized 3rd Party on the account. At this time, the XX inquired about the status if the repayment plan and the XX advised the 1st payment is due on 12/XX/2018 for $XX. � Default: The account is in an active forbearance plan approved on 11/XX/2018. The 5 month forbearance plan was accepted by the Borrower and the plan calls for a 1st payment on 12/XX/2018 of XX and 4 subsequent payments of XX. The foreclosure was stopped, and Notice of Default rescinded on 7/XX/2018 after reinstatement funds received on 7/XX/2018. Foreclosure was also initiated on 3/XX/2017, due to Servicer payment posting errors for multiple payments made in March 2017; the errors were corrected, and the foreclosure was stopped on 4/XX/2017. There is a Bankruptcy discharged flag on the account. The details of the Bankruptcy are not provided in the commentary. � Litigation: There are no litigation matters identified in the commentary. � Title Issues: There are no title issues identified in the commentary. � Property Condition: The most recent exterior property inspection completed on 11/XX/2018, reported the property was occupied, in good condition, with no recommended maintenance, and no violations posted. The data tape reports a 2-4 family property type. There is no evidence of property damage. The property is owner occupied. Property taxes were verified paid as of 8/XX/2018. � Other: Written responses to a Borrower complaint about the late fees was mailed on 1/XX/2018, that included an explanation of the late fees assessed in 2016 and 2017. � Willingness to Pay: There has been ongoing dialogue with the Borrowers and their efforts to meet the mortgage obligation and keep the home from foreclosure are documented in the 24 month commentary. � Ability to Pay: The reason for the delinquency noted on 3/XX/2017 was excessive obligations die to property taxes and vehicle expenses. The commentary reflects financials provided reflect affordability for the monthly mortgage obligation.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 32 - Servicing	NRZ 31 � Servicing	1: Acceptable						6/XX/2018	6/XX/2016	Excessive Obligations	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Foreclosure	Collections, 60-119 Days	� Borrower Contact: The last documented borrower contact was on 6/XX/2018, borrower confirmed payment, stated additional payment to be made within a week. � Default: Comments 7/XX/2016 reflect the RFD as excessive obligations. � Litigation: N/A. � Title Issues: N/A. � Property Condition: Comments do not document the property condition. � Other: N/A. � Willingness to Pay: Comments reflect the borrower would like to get caught up. � Ability to Pay: Comments indicate the borrowers ability to pay is questionable based on the payment history.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 28.2 - Servicing	1: Acceptable						1/XX/2019	5/XX/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Performing	� Borrower Contact: The last known borrower contact was on 5/XX/2018, discussed account status and made a promise to pay $XX on 5/XX/2018.. � Default: RFD was documented on 4/XX/2018 as loss of income. Current legal status is performing. � Litigation: None known. � Title Issues: None known. � Property Condition: Exterior property inspection on 4/XX/2018, occupied, good condition, no maintenance, or violations noted. � Other: n/a. � Willingness to Pay: Borrower has been in communication with the servicer. � Ability to Pay: Borrower appears capable of making the payment. � Key Words: Key words have been reviewed and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 23 - Servicing	NRZ 23 - Servicing	1: Acceptable						10/XX/2017	10/XX/2014	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Foreclosure	Foreclosure	Borrower Contact: There has not been any verbal communication with the borrower in the past 2 years. Default: FC Litigation: None Title Issues: None Property Condition: No property damage mention in servicing comments Other: Foreclosure proceedings appear to have begun prior to the start of the servicer comments. Per tape FC 4/XX/2013	Yes	Referred to Attorney	04/XX/2013	Not Applicable	Other: Foreclosure proceedings appear to have begun prior to the start of the servicer comments. Per tape FC 4/XX/2013	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/XX/2013	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	09/XX/2015	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Yes	XX	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 34 - Servicing	NRZ 34 - Servicing	2: Acceptable with Warnings		* Title Review shows unidentified junior lien (Lvl 2) "Loan is the first mortgage lien. Client has acknowledged second lien."				10/XX/2018	10/XX/2016	Unemployment / Decreased Income	Good	Average	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	�Borrower Contact: Last date of customer contact was 10/XX/2018. Borrower was provides outstanding balance, and Speedway payment was set up for partial payment. Borrower stated plan a to have the account brought current in the month of December. �Default: Loan is in collections 60-119 days. �Litigation: No known Litigation. �Title Issues: No known Title issues. �Property Condition: Exterior visual inspection was performed 10/XX/2018. Property was observed to be occupied, in Good condition with no recommended maintenance. No Violations were identified during the inspection and no For Sale sign was noted. Borrower reported Hail damage to the roof on 02/XX/2018. Inspection showed repairs were 100% complete 03/XX/2018. �Other: No previous modification noted in the data tape.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 33 - Servicing	NRZ 33 - Servicing	1: Acceptable						8/XX/2018	8/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections	Per the servicing comment the loan is in collections. There is no mention of any workout. � Borrower Contact: Servicer attempted to contact borrower via: manual calls, dialer, skip tracing and written communication. The last contact with the borrower was 07/XX/2018. This loan was reviewed with data provided from 08/XX/2016 up to 08/XX/2018. Throughout the review period there was communication, but no mention of bringing the account current. � Default: Per the servicing comments as of 08/XX/18 the reason for default is unknown. � Litigation: Per the servicing comments as of 08/XX/18 the loan wasn't in any type of litigation. � Title Issues: Per the servicing comments there are no know title issues as of 08/XX/18. � Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition. � Willingness to Pay: Per servicing comments the borrower has the willingness to pay and the desire to keep the property. � Ability to Pay: Per servicing comments the borrowers income information isn't stated. � Key Word Search has been reviewed all issues have been addressed in the comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28.2 - Servicing	NRZ 27 - Servicing	1: Acceptable						4/XX/2018	9/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	�Borrower Contact: The last known contact with the borrower was on 3/XX/2018. �Default: Collections, <60 Days. �Litigation: None known. �Title Issues: None known. �Property Condition: Servicing comments do not reflect any notes on property conditions. �Other: As of 3/XX/2018 RFD Excessive Obligations- checking account messed up.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 28.2 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "11/XX/17 - Occupied property inspection completed. - Damage reported - Property found to be damaged as per the inspection dated 10/XX/17. - nature of damage - sheet rock."					1/XX/2019	5/XX/2016	Illness of Borrower/Family	Good	Good	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	� Borrower Contact: 5/XX/16 - RFD - illness in family. 8/XX/16 - Property not affected by Federally declared disaster area. 8/XX/2018: Borrower called in to speak with a supervisor. He is upset about the total amount due and was told he would be current once he paid $XX. � Default: None found. � Litigation: None found. � Title Issues: None found. � Property Condition: 11/XX/17 - Occupied property inspection completed. - Damage reported - Property found to be damaged as per the inspection dated 10/XX/17. - nature of damage - sheet rock. 4/XX/18 - door knock report, property occupied, exterior is good, no exterior maintenance required. � Other: None noted.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 32 - Servicing	NRZ 32 - Servicing	1: Acceptable						8/XX/2018	7/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	� Borrower Contact: Last known contact Unknown. Attempts have been made via phone as well as letters sent with no response. � Default: Per the tape and notes provided, the customer is due for 06/XX/17 to current. � Litigation: None Known � Title Issues: None Known � Property Condition: Last inspections was noted 06/XX/18. No note to show is there are any issues are damages to report. � Other: Skip tracking stated 06/XX/17 to make contact with the customer. Skip tracing continued 09/XX/17. No new information was noted to be found. � Willingness to Pay - Unknown � Ability to Pay - RFD: Unknown	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 28.2 - Servicing	1: Acceptable						1/XX/2019	5/XX/2016	Unavailable	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	�Borrower Contact: Last borrower contact noted 1/XX/19. Called borrower to inquire if they could make a payment. Advised borrower of total due $XX. No comments noted on borrower�s response. No payment taken by rep. Spoke to borrower 12/XX/18 for payment. Advised borrower of total due $XX. Borrower was unable to make a payment. Borrower stated she is getting help from someone to make December and January�s payments. �Default: No HAMP, TPP, Trial, MOD, FC, Short Sale, DIL, or Forbearance have been completed with borrower in last 24 months. Previous Chapter 13 BK #: XX Discharged 3/XX/18. Demand letter for $XX sent to borrower noted 1/XX/19. �Litigation: Servicing comments shows no record of borrower attorney contact, case file numbers, dispute or court dates. �Title Issues: No title issues documented in comment history. This includes state and county taxes and liens. �Property Condition: Door knock noted 11/XX/18. Property is occupied, condition not noted, not for sale, and no violations noted. �Other: RFD noted as medical issues on 11/XX/18. Borrower stated she was unable to work and waiting on approval for benefits. �Willingness to Pay: Borrower has a willingness to pay, but payments will be late. �Ability to Pay: Borrower is getting help to make payments. Borrower doesn�t have the ability to pay on their own.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 34 - Servicing	NRZ 34 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2) "No record of customer contact was made in the 24 months reviewed. Multiple messages and outgoing letters have been reported."				10/XX/2018	10/XX/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	�Borrower Contact: No customer contact was recorded in the 24 months reviewed. �Default: Loan is in collections 60-119 days. �Litigation: No known litigation. �Title Issues: No known Title issues. �Property Condition: Exterior Visual property inspection was performed 10/XX/2018. Property was observed to be Occipied, in Average condition with no recommended maintenance. No violations were identified during the inspection and no For Sale sign was reported. �Other: Loan was modified on 02/XX/2010. Statement is showing total past dues XX as of 10/XX/2018 with a monthly payment of XX. Credit Reporting is showing the loan to be 60 days past due with no explanation for the variance.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 23 - Servicing	NRZ 23 - Servicing	1: Acceptable						10/XX/2017	10/XX/2014	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections	Borrower Contact: 07/XX/17 Default: collection Litigation: No Title Issues: No Other: borrower called to schedule payment and get retention information package. Per comments dated 07/XX/17 Customer contact is made- tt borrower called to seek assistance option scheduled speed pay 1XX on 07/21 Per Comments 07/XX/17 Reason for default: excessive obligations	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 36 - Servicing	1: Acceptable						12/XX/2018	12/XX/2016	Excessive Obligations	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections	� Borrower Contact: The last known borrower contact was on 11/XX/2018, borrower discussed account status, borrower stated she would make a payment in December, XX setup a modification. � Default: RFD was documented on 11/XX/2018 as excessive obligations. � Litigation: None known. � Title Issues: None known. � Property Condition: 11/XX/2018 property inspection received details not provided. No known damage documented. � Other: The tape indicates a 2nd lien in the amount of $XX, but comments do not identify or address a 2nd lien. � Willingness to Pay: Borrower has been in communication with the servicer. Current legal status is collections. � Ability to Pay: Borrower appears capable of making the payment. � Key Words: Key words have been reviewed and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28.2 - Servicing	NRZ 28.2 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)				5/XX/2018	5/XX/2016	Unavailable	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	�Borrower Contact: There has not been any verbal communication with the borrower in the past 2 years. �Default: 30 days past due. �Litigation: No. �Title Issues: No. �Property Condition: A Property Inspection report was completed on 3/XX/18 which showed the property to be occupied and the exterior condition was average. �Other: Borrower had a prior Chapter 7 Bankruptcy filed on 02/XX/2005 Case XX but was soon discharged. �Per Comments dated 4/XX/18- Account reported to credit bureau as 30 days past due.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 36 - Servicing	1: Acceptable						11/XX/2018	12/XX/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	� Borrower Contact: Last contact 8/XX/17, service notes reflect Borrower contact and promise to pay. Borrower reflects as chronic 60-day delinquent since notes inception. � Default: Collections 60-day account. No RFD provided. � Litigation: None known. � Title Issues: None known. � Property Condition: Servicing notes reflect property inspection on 11/XX/18 and no reporting of damage. No BPO reporting in data or servicing notes. Other: Data information reflects no prior mod. � Willingness to Pay: Poor, Borrower reflects as chronic delinquent since notes inception. � Ability to Pay: Poor, service notes reflect no income information provided or detail of debt ratio. � Key Word Search: Key Word Search revealed no additional issues.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28 - Servicing	NRZ 28 - Servicing	1: Acceptable						4/XX/2018	2/XX/2013	Excessive Obligations	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	Yes	Modification	Collections, 60-119 Days	Borrower Contact: 12/XX/17 - borrower states RFD is excessive obligations. Can afford mortgage payments. � Default: 10/XX/17 - 90 day letter sent. 10/XX/17 - payment received for $XX and at every month end through 3/XX/18. 4/XX/18 - 30 day demand letter sent. � Litigation: None known. � Title Issues: None known. � Property Condition: 3/XX/18 - Door knock report states property occupied, and no violations.. � Other: None	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28 - Servicing	NRZ 28 - Servicing	1: Acceptable						4/XX/2018	6/XX/2017	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	�Borrower Contact: The last known borrower contact was 4/XX/2018. �Default: Collections, <60 Days. �Litigation: None known. �Title Issues: None known. �Property Condition: Servicing comments do not reflect any notes on property conditions. �Other: As of 3/XX/2018 RFD: Curtailment of Income - XX lost job. As of 4/XX/2018 borrower advised that will be bringing account current on their own. Servicing comments dated only to 6/XX/2017.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28.2 - Servicing	NRZ 27 - Servicing	1: Acceptable						4/XX/2018	4/XX/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Short Sale	Collections, >= 120 Days	�Borrower Contact: The last known contact with the borrower was on 3/XX/2018. �Default: Collections, >=120 Days. �Litigation: None known. �Title Issues: None known. �Property Condition: Servicing comments do not reflect any notes on property conditions. �Other: As of 3/XX/2018 borrower defaulted on Trial MOD due to payment not received within the month it was due. Loan was previously in XX in 2016 according to servicing comments. As of 6/XX/2016 RFD: Self Employed and income not consistent.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 34 - Servicing	NRZ 34 - Servicing	1: Acceptable						10/XX/2018	11/XX/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	No	Payment Arrangement	Collections, 60-119 Days	� Borrower Contact: Borrower called in on 10/XX/2018 to confirm payment received. � Default: Borrower stated in a phone call to servicer on 1/XX/2016 the reason for the default was due to an illness. � Litigation: Known none. � Title Issues: Loan has a previous title issue but was completely resolved on 10/XX/2018. � Property Condition: An exterior property inspection was received on 10/XX/2018. The property inspection confirmed the property to be in good condition with no maintenance recommended. � Other: The foreclosure proceedings were stopped on 10/XX/2018. Borrower was approved for a HAMP streamline mod on 9/XX/2016. On 10/XX/2016 the borrower withdrew from the trial period plan. Several HAMP solicitation letters were sent to borrower from 1/XX/2017 � 6/XX/2108. � Willingness to Pay �Borrower appears to have the willingness to repay. Subject transaction was in foreclosure proceedings and the loan was brought current. � Ability to Pay � The foreclosure proceedings were stopped on 10/XX/2018. � Willingness to Pay �Borrower appears to have the ability to repay. Subject transaction was in foreclosure proceedings and the loan was brought current. � Key Word Search � Reflect a comment on the search of the Key Word Search.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 28.2 - Servicing	NRZ 27 - Servicing	1: Acceptable						4/XX/2018	4/XX/2016	Unemployment / Decreased Income	Average	Good	Meets Expectations	Tenant to Owner/Former Owner	None	Not Applicable	Payment Arrangement	Collections, >= 120 Days	�Borrower Contact: Borrower called in on 10/XX/2017 to get the 1098 information off company website. �Default: Collections, >= 120 Days �Litigation: None known �Title Issues: None known �Property Condition: No damage to property has been noted at this time. �Other: Contact with borrower has been very minimal. Payments are being made through IVR system.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 29.2 - Servicing	NRZ 29.2 - Servicing	1: Acceptable						4/XX/2018	4/XX/2015	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Bankruptcy	� Borrower Contact: Per comments noted on 8/XX/17 borrower called in to make payment for $XX � Default: Bankruptcy � Litigation: None known � Title Issues: None Known � Property Condition: property is occupied, condition of property is unknown. � Other: Reason for default is unavailable.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															Yes	Lift Stay - Requested	Unavailable	02/XX/2014	Chapter 13	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Bankruptcy information provided by tape data. No bankruptcy information provided in servicing comments.
			NRMLT 2018-3 � Servicing	NRZ 29.2 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)				5/XX/2018	4/XX/2016	Not Applicable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Performing	� Borrower Contact: No verbal contact has been made with the borrower. Mailer have been sent out on the behalf of the company to present general loss mitigation options. � Default: Per the tape the customer is due for 02/XX/2018. Per the notes provided, the customer is due for 05/XX/2018 as of 05/XX/2018. Last payment posted to file 04/XX/2018 � Litigation: None Known � Title Issues: None Known � Property Condition: Owner Occupied with no known damages or issues. � Other: RFD: N/A	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 36 - Servicing	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)				12/XX/2018	12/XX/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	� Borrower Contact: Last contact unknown, service notes reflect no direct Borrower contact. Borrower reflects as chronic 60-day delinquent since notes inception. � Default: Collections 60-day account. No RFD provided. � Litigation: None known. � Title Issues: None known. � Property Condition: Servicing notes reflect property inspection on 11/XX/18 and no reporting of damage. No BPO reporting in data or servicing notes. Other: Data information reflects no prior mod. Service notes reflect no information of second lien. � Willingness to Pay: Poor, Borrower reflects as chronic delinquent since notes inception. � Ability to Pay: Poor, service notes reflect no income information provided or detail of debt ratio. � Key Word Search: Key Word Search revealed no additional issues.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 35 - Servicing	NRZ 35 - Servicing	1: Acceptable						12/XX/2018	12/XX/2016	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	� Borrower Contact: The last noted contact with the Borrower was on 12/XX/2018, at this time, the Borrower requested to make a payment by phone and was advised that the payment option was unavailable for the loan at this time. The XX advised the Borrower to apply for a modification noting her Mother�s income could be used to help qualify. � Default: As of 12/XX/2018, the loan is delinquent and more than 90 days past due. There is a Bankruptcy discharged flag on the account and comments on 12/XX/2018 note the Borrower stated she has Bankruptcy protection and called the Bankruptcy Department earlier. The commentary does not provide details of the previous Bankruptcy or provide an explanation for the protection indicated by the Borrower. � Litigation: There are no litigation matters identified in the commentary. � Title Issues: There are no title issues identified in the commentary. � Property Condition: There is no evidence of property damage. The property is owner occupied. The most recent exterior property inspection completed on 11/XX/2018 reported the property was occupied, in good condition, with no recommended maintenance, and no violations posted. As of 9/XX/2018 taxes are paid � Willingness to Pay: There has been ongoing dialogue with the Borrower and she has stated her intent is to meet the monthly mortgage obligation and keep the home. � Ability to Pay: On 12/XX/2018, the Borrower stated she does not have a current source of income, is waiting for disability income to begin, and family is assisting with monthly obligations.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
			NRZ 36 - Servicing	NRZ 36 - Servicing	1: Acceptable						12/XX/2018	12/XX/2016	Excessive Obligations	Fair	Poor	Meets Expectations	Tenant	None	Not Applicable	Payment Arrangement	Collections	� Borrower Contact: The last known borrower contact was on 12/XX/2018, borrower made a payment in the amount of $XX � Default: RFD was documented on 12/XX/2018 as excessive obligations. � Litigation: None known. � Title Issues: None known. � Property Condition: 11/XX/2018 property inspection received details not provided. No known damage documented. � Other: The tape indicates a 2nd lien in the amount of $XX, but comments do not identify or address a 2nd lien. Current legal status is collections. � Willingness to Pay: Borrower has been in communication with the servicer. � Ability to Pay: Borrower appears capable of making the payment. � Key Words: Key words have been reviewed and addressed in the comments above.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable